Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2016
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 29, 2016
Prospectus Date	Apr. 29, 2016
Class I Prospectus | Emerging Markets Equity Portfolio | Class I
Prospectus:
Trading Symbol	UEMEX